INTANGIBLE ASSETS AND GOODWILL (Detail Textuals) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
		May 04, 2018	Jul. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of intangible assets material to entity [line items]
Amortization expense				$ 3,128	$ 0
Intangible assets other than goodwill				$ 153,953	800	$ 0
Recent cash per unit				$ 6.20
Goodwill				$ 32,116	2,191	$ 2,191
Minimum
Disclosure of intangible assets material to entity [line items]
After-tax discount rate utilized to determine value-in-use				10.80%
Maximum
Disclosure of intangible assets material to entity [line items]
After-tax discount rate utilized to determine value-in-use				14.60%
SSBP
Disclosure of intangible assets material to entity [line items]
Goodwill	[1]			$ 0
SSBP | Management Contracts
Disclosure of intangible assets material to entity [line items]
Useful life of management contract		20 years
Intangible assets other than goodwill		$ 4,277
Cash paid		416
Seller's notes (Note 10)		2,056
Class D membership units		$ 1,805
Class D membership units (in units)		291
Greenleaf
Disclosure of intangible assets material to entity [line items]
Goodwill	[2]			$ 0
Greenleaf | Management Contracts
Disclosure of intangible assets material to entity [line items]
Useful life of management contract				10 years
Intangible assets other than goodwill				$ 23,272
Cash paid				8,245
Seller's notes (Note 10)				6,095
Class D membership units				$ 5,494
Class D membership units (in units)				886
Subordinated voting shares				$ 3,438
Number of subordinate voting shares				269
Issued secured line of credit				$ 16,000
Cash to be paid in 2019				2,750
NorCal
Disclosure of intangible assets material to entity [line items]
Fair value of previously held interest				3,343	$ 3,088
Gain on previously held interest				255
Goodwill	[3]			$ 0
NorCal | Management Contracts
Disclosure of intangible assets material to entity [line items]
Useful life of management contract			7 year
Intangible assets other than goodwill			$ 7,409
Ownership interest acquired			55.00%
Cash paid			$ 534
Class D membership units			$ 3,446
Class D membership units (in units)			556
Forgiveness of loan			$ 86
Fair value of previously held interest			3,343
Asset acquisition			$ 4,175

[1]	In May 2018, the Company obtained a management contract with a useful life of 20 years through acquisition of SSBP, a management company located in Massachusetts, for a total consideration of $4,277, which included: (i) $416 in cash, (ii) $2,056 in seller's notes and (iii) $1,805 in Class D membership units. The Company determined the purchase did not qualify as a business combination as SSBP was not operational at the time of purchase.
[2]	The Company entered into management contracts with Greenleaf Apothecaries, LLC to operate five dispensaries, Greenleaf Therapeutics, LLC to operate a processing facility and Greenleaf Gardens, LLC to operate a cultivation facility (together “Greenleaf”) on July 2, August 8, and December 20, 2018, respectively. The useful lives of the management contracts are 10 years. The Company paid total consideration of $23,272, which included: (i) $8,245 in cash, (ii) $5,494 in Class D units (886 units), (iii) $6,095 in seller’s notes and (iv) $3,438 in Subordinate Voting Shares (269 shares, which was recorded in Other equity transactions under Share Reserve in the Consolidated Statements of Shareholders’ Equity). As part of this arrangement, the Company also issued a $16,000 secured line of credit for use in the build-out of the managed facilities (refer to Note 7 for further details). $2,750 of cash consideration is recorded in Other current liabilities on the Consolidated Statements of Financial Position.
[3]	On July 30, 2018, the Company entered into a definitive agreement to obtain a management contract with a 7 year useful life by acquiring the remaining 55% ownership interest in NorCal. The Company paid total consideration of $7,409, which included: (i) $534 in cash, (ii) $3,446 in Class D units (556 units), (iii) $86 forgiveness of a loan receivable (see Note 7 for further detail) and (iv) $3,343 fair value of previously held interest. The Company also acquired a promissory note receivable due from the managed entity of $4,175 (see Note 7 for further detail).